BORROWINGS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-term
Total	$ 214,562,973	$ 88,249,027
Average interest rate on long-term borrowings (as a percent)	6.68%	6.70%
Future principal repayment on the long-term bank loans
2013	17,481,257
2014	75,732,288
2015	33,232,774
2016 and after	105,597,911
Total	232,044,230
Less: future principal repayment related to long-term loan, current portion	(17,481,257)	(113,998,340)
Total long-term portion	214,562,973	88,249,027
Unsecured
Long-term
Total	142,969,791	4,761,210
Future principal repayment on the long-term bank loans
Total long-term portion	142,969,791	4,761,210
Borrowings secured by land use right and property, plant and equipment
Long-term
Total	71,593,182	83,487,817
Future principal repayment on the long-term bank loans
Total long-term portion	$ 71,593,182	$ 83,487,817